Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP025 [Member]
Reconciliation of Financial Statements to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statements to Form 5500 [Table Text Block]
The following is a reconciliation of net assets available for benefits per the financial statements to Form 5500:

	December 31,
	2025	2024
Net assets available for benefits, per the financial statements	$86,721,206	$76,612,299
Participant loans reported as deemed distributions	(46,090)	(39,498)
Net assets available for benefits, per Form 5500	$86,675,116	$76,572,801
The following is a reconciliation of deemed distributions of participant loans per the financial statements to Form 5500:

Year Ended
December 31, 2025
Certain deemed distributions of participant loans per the financial statements	$—
Add: Loans deemed distributed current year	46,090
Deduct: Loans deemed distributed prior year	(39,498)
Certain deemed distributions of participant loans per the Form 5500	$6,592